Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020	Dec. 31, 2019	Oct. 28, 2019	Oct. 14, 2019	Jun. 21, 2019	Jun. 20, 2019	Dec. 31, 2018
Preferred stock, shares authorized	337,500				337,500		337,500			337,500
Preferred stock, par value	$ 0.001				$ 0.001		$ 0.001			$ 0.001
Preferred stock, shares issued					1,334	1,334	100,000			1,334
Preferred stock, shares outstanding					1,334	1,334	100,000			1,334
Common stock, shares authorized	1,500,000,000	15,000,000,00.	750,000,000	250,000,000	1,500,000,000		60,000,000	15,000,000,000	8,888,000,000	60,000,000
Common stock, par value	$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	607,977,018				9,692,065	7,282,678,714	9,710,239			6,816,281
Common stock, shares outstanding	607,977,018				9,692,065	7,282,678,714	9,710,239			6,816,281
Series A Preferred Stock [Member]
Preferred stock, shares authorized	150,000				150,000
Preferred stock, par value	$ 0.001				$ 0.001
Preferred stock, shares issued	150,000				1,334					1,334
Preferred stock, shares outstanding	150,000				1,334					1,334